Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Balances and Transactions with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	December 31, 2024	December 31, 2023
	U.S. Dollars in thousands
Trade payables	$125	$96
Other accounts payables	$95	$45
Transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Remuneration of directors not employed by the Company or on its behalf	$400	$548	$331
Transactions with key executive personnel (including non-related parties)
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Salary and Related Expenses	$3,862	$3,771	$3,590
Share-based payment	438	728	547
Total	$4,300	$4,499	$4,137
Transactions with related parties
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Revenues	$-	$2,676	$5,298
Cost of Goods Sold	$29	$7	$19
General and administrative expenses	$159	$223	$214